Fair Value Accounting (Schedule Of Summary Of Changes In The Fair Value Of Level 3 Financial Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 146,643	$ 97,841
Additions	115,000	50,000
Accrued interest	4,833	3,463
Foreign exchange gains (losses)	(604)	1,180
Fair value redeemed	(106)	(104)
Unrealized gains (losses) included in other comprehensive income	2,738	(9,735)
Unrealized gains included in earnings	3,851	3,998
Balance at the end	272,355	146,643
Long-Term Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	29,763	24,689
Additions
Accrued interest
Foreign exchange gains (losses)	(604)	1,180
Fair value redeemed	(106)	(104)
Unrealized gains (losses) included in other comprehensive income
Unrealized gains included in earnings	3,224	3,998
Balance at the end	32,277	29,763
T-Bills [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	80,394	73,152
Additions
Accrued interest	2,930	2,818
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income	5,024	4,424
Unrealized gains included in earnings
Balance at the end	88,348	80,394
Tax Prepayment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	36,486
Additions	100,000	50,000
Accrued interest	1,903	645
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income	(2,286)	(14,159)
Unrealized gains included in earnings
Balance at the end	136,103	36,486
Convertible Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning
Additions	15,000
Accrued interest
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income
Unrealized gains included in earnings	627
Balance at the end	$ 15,627